FINANCIAL RISK MANAGEMENT - Prepayments, Guarantees and Financial Investments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CLP ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Credit risk
Trade receivables covered by insurance percentage	87.00%
Other provisions	$ 65,624,166		$ 73,081,893	$ 64,301,817
Maximum
Credit risk
Trade receivables uncollectible percentage	0.50%
Credit risk
Credit risk
Prepayment to suppliers threshold		$ 25,000
Credit risk | Domestic
Credit risk
Trade receivables	$ 66,872,384
Credit risk | Domestic | Provision for credit commitments
Credit risk
Other provisions	$ 973,696
Credit risk | Minimum
Credit risk
Time deposits with institutions with risk ratings of A S&P or equivalent	1 year
Credit risk | Maximum
Credit risk
Time deposits with institutions with risk ratings of Level 1 Fitch or equivalent	1 year
Currency risk
Credit risk
Number of risks exposed to that are caused by exchange rate volatility | item	3